Debt Securities Issued - Schedule of Debt Securities Issued (Details) ₸ in Millions, $ in Millions		12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 KZT (₸)	Dec. 31, 2024 KZT (₸)
Disclosure of detailed information about borrowings [line items]
Maturity date	2030
Nominal interest rate	6.25%
Debt securities issued	$ 650	₸ 331,992	₸ 51,050
Third Bond Program - First Issue
Disclosure of detailed information about borrowings [line items]
Currency		KZT
Maturity date		January 2025
Nominal interest rate		9.90%
Debt securities issued		₸ 0	51,050
Deb Securities Issued
Disclosure of detailed information about borrowings [line items]
Currency		USD
Maturity date		March 2030
Nominal interest rate		6.25%
Debt securities issued		₸ 331,992	₸ 0